Provision for Restructuring and Other Costs (Tables)	9 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Provision for Restructuring and Other Costs

The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Cetrotide(R) onerous contracts	German Restructuring: severance	Total
	$	$	$
Balance – January 1, 2020	396	330	726
Utilization of provision	(36)	(323)	(359)
Change in provision	11	—	11
Impact of foreign exchange rate changes	17	(7)	10
Balance – September 30, 2020	388	—	388
Less current portion	117	—	117
Non-current portion	271	—	271